DIVIDEND DISTRIBUTION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DIVIDEND DISTRIBUTION
Dividend announced	¥ 0
Outstanding dividend payable		¥ 126,876
Yin Tian Xia Technology
DIVIDEND DISTRIBUTION
Dividend announced			¥ 100,000
Dividend distributed			¥ 100,000
Board of Directors of Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology
DIVIDEND DISTRIBUTION
Dividend announced		¥ 831,880